CONCENTRATION OF RISKS (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%	1.00%
Increase (Decrease) in Interest Payable, Net	¥ 4,241	$ 650
Foreign Currency Exchange Appreciation(Depreciation) Rate	(6.30%)	(6.30%)	1.30%	5.70%
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 639,184		¥ 1,022,825	¥ 1,316,785	$ 97,959	$ 156,755	¥ 1,084,895
China, Yuan Renminbi
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 593,418				$ 90,945